Equity (Common Stock - Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014
Equity [Abstract]
Redemption of common stock	$ 1,400	$ 1,390
Stock Repurchased and Retired During Period, Shares	4,595,317